Statement of cash flows (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of cash flow statement [Abstract]
Cash and cash equivalents in the consolidated statements of cash flows
(a)	Cash and cash equivalents in the consolidated statements of cash flows as of December 31, 2015, 2016 and 2017 are as follows:

	2015		2016	2017
Cash and due from banks	~~W~~	22,037,236	19,196,875	22,682,652
Adjustments:
Due from financial institutions with a maturity over three months from date of acquisition		(4,590,643)	(4,458,286)	(3,010,471)
Restricted due from banks		(12,839,342)	(9,106,053)	(13,435,531)

	~~W~~	4,607,251	5,632,536	6,236,650

Significant non-cash activities
(b)	Significant non-cash activities for the years ended December 31, 2015, 2016 and 2017 are as follows:

	2015		2016	2017
Debt-equity swap	~~W~~	34,218	32,229	32,530
Transfers from construction-in-progress to property and equipment		3,255	15,405	14,285
Transfers between property and equipment and investment property		3,122	10,898	91,782
Transfers between assets held for sale to property and equipment		—	411	5,336
Transfers between investment property and assets held for sale		—	2,200	6,306

Changes in assets and liabilities arising from financing activities
(c)	Changes in assets and liabilities arising from financing activities for the year ended December 31, 2017 are as follows:

	2017
	Assets		Liabilities
	Derivative assets		Derivative liabilities	Borrowings	Debentures	Total
Balance at January 1, 2017	~~W~~	153,343	12,276	25,294,241	44,326,785	69,633,302
Changes from cash flows		48,500	10,211	3,047,844	7,784,142	10,842,197
Changes from non-cash flows
Amortization of discount on borrowings and debentures		—	—	1,480	16,126	17,606
Changes in foreign currency exchange rate		—	—	(22,850)	(635,836)	(658,686)
Others		(197,875)	128,819	(734,105)	(150,396)	(755,682)

Balance at December 31, 2017	~~W~~	3,968	151,306	27,586,610	51,340,821	79,078,737